Initial Public Offering (Details) - USD ($)				12 Months Ended
	Feb. 14, 2023	Feb. 14, 2023	Jun. 22, 2022	Dec. 31, 2023
Intial Public Offering [Line Items]
Shares issued			2,196,465
Gross proceeds (in Dollars)				$ 115,000,000
IPO [Member]
Intial Public Offering [Line Items]
Shares issued		11,500,000
Over-Allotment Option [Member]
Intial Public Offering [Line Items]
Shares issued		1,500,000
Class A Ordinary Shares [Member]
Intial Public Offering [Line Items]
Shares issued	1	1		1
Redeemable warrant	1	1
Exercise price per share (in Dollars per share)				$ 11.5
Class A Ordinary Shares [Member] | IPO [Member]
Intial Public Offering [Line Items]
Shares issued	11,500,000
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Intial Public Offering [Line Items]
Gross proceeds (in Dollars)	$ 115,000,000	$ 115,000,000
Public Warrants [Member]
Intial Public Offering [Line Items]
Redeemable warrant	1	1
Public Warrants [Member] | Class A Ordinary Shares [Member]
Intial Public Offering [Line Items]
Shares issued	1
Exercise price per share (in Dollars per share)	$ 11.5	$ 11.5